ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2021	2022
Payable to franchisees	710	652
Other payables	535	850
Accrued utilities and other accrued expenses	209	332
Liabilities related to customer loyalty program	135	166
Value-added tax, other tax and surcharge payables	132	234
Advance from noncontrolling interest holders	117	103
Total	1,838	2,337